Operating costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Commission and incentive costs	R$ 2,813,308	R$ 2,719,611	R$ 2,087,197
Operating losses	70,956	35,844	31,295
Other costs	986,832	674,654	526,867
Clearing house fees	427,844	411,605	344,278
Third parties’ services	53,779	88,431	92,997
Credit card cashback	262,429	91,093	0
Other (i)	242,780	83,525	89,592
Total	R$ 3,871,096	R$ 3,430,109	R$ 2,645,359